Deferred Income Tax Assets/Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Deferred Income Tax Assets/Liabilities
NOTE 19. DEFERRED INCOME TAX ASSETS/LIABILITIES

Changes in “Deferred Income Tax Assets and Liabilities” during the fiscal years ended December 31, 2019 and December 31, 2018 are as follows:
Deferred Tax Assets

Item	12.31.18	Charge to Income	Allowance for Impairment	Others	12.31.19
Valuation of Securities	1,429	37,194	—	(994)	37,629
Loans and Other Financing	4,468,356	(1,325,435)	—	—	3,142,921
Tax Loss Carryforwards	5,920	43,011	—	—	48,931
Other Non-financial Assets	52,295	(40,937)	—	—	11,358
Non-current Assets Held for Sale	1,280	(1,280)	—	—	—
Allowance for Impairment	38,473	(31,465)	—	—	7,008
Provisions	679,573	1,057,860	—	—	1,737,433
Other Non-financial Liabilities	651,116	(198,334)	—	—	452,782
Foreign Currency Quotation Differences	8,070	(8,070)	—	—	—
Inflation adjustment deferral	—	5,813,416	—	—	5,813,416
Others	35,220	30,764	—	—	65,984

Totals	5,941,732	5,376,724	—	(994)	11,317,462

Net deferred tax assets in subsidiaries with net liability position	(4,444,981)	(4,065,544)	—	—	(8,510,525)

Deferred tax assets	1,496,751	1,311,180	—	(994)	2,806,937

Deferred Tax Liabilities

Item	12.31.18	Charge to Income	Allowance for Impairment	Others	12.31.19
Valuation of Securities	(193,640)	172,643	—	—	(20,997)
Other Financial Assets	(75,983)	23,802	—	—	(52,181)
Loans and Other Financing	(15,214)	15,214	—	—	—
Property, Plant and Equipment	(6,067,770)	(1,530,065)	—	—	(7,597,835)
Intangible Assets	(269,674)	(461,476)	—	—	(731,150)
Other Non-financial Assets	(581,085)	(38,469)	—	—	(619,554)
Non-current Assets Held for Sale	—	(1,544,067)	—	—	(1,544,067)
Other Financial Liabilities	(24,507)	(963)	—		(25,470)
Subordinated Negotiable Obligations	(27,070)	15,285	—	—	(11,785)
Provision	—	(109,081)	—	—	(109,081)
Other Non-financial Liabilities	—	(13,352)	—	—	(13,352)
Foreign Currency Quotation Differences	—	(2,950)	—	—	(2,950)
Others	(118,462)	117,658	—	—	(804)

Totals	(7,373,405	(3,355,821)	—	—	(10,729,226)

Net deferred tax liabilities in subsidiaries with net asset position	4,444,981	4,065,544	—	—	8,510,525

Deferred tax liabilities	(2,928,424)	709,723	—	—	(2,218,701)

Deferred Tax Assets

Item	12.31.17	Charge to Income	Allowance for Impairment	Others	12.31.18
Valuation of Securities	66,740	(65,311)	—	—	1,429
Loans and Other Financing	1,934,613	2,533,743	—	—	4,468,356
Intangible Assets	397,226	(397,226)	—	—	—
Tax Loss Carryforwards	—	11,710	(5,790)	—	5,920
Other Non-financial Assets	61,736	(9,441)	—	—	52,295
Non-current Assets Held for Sale	3,237	(4,843)	2,886	—	1,280
Allowance for Impairment	7,090	31,383	—	—	38,473
Other Financial Liabilities	1,403	(1,403)	—	—	—
Provisions	334,264	345,309	—	—	679,573
Other Non-financial Liabilities	767,716	(116,600)	—	—	651,116
Foreign Currency Quotation Differences	8,535	(465)	—	—	8,070
Others	75	35,145	—	—	35,220

Totals	3,582,635	2,362,001	(2,904)	—	5,941,732

Net deferred tax assets in subsidiaries with net liability position	(2,409,555)	(2,035,426)	—	—	(4,444,981)

Deferred tax assets	1,173,080	326,575	(2,904)	—	1,496,751

Deferred Tax Liabilities

Item	12.31.17	Charge to Income	Allowance for Impairment	Others	12.31.18
Valuation of Securities	(33,485)	(160,155)	—	—	(193,640)
Other Financial Assets	(58,349)	(17,634)	—	—	(75,983)
Loans and Other Financing	(12,605)	(2,609)	—	—	(15,214)
Property, Plant and Equipment	(4,626,114)	(1,441,656)	—	—	(6,067,770)
Intangible Assets	—	(269,674)	—	—	(269,674)
Other Non-financial Assets	(237,386)	(343,699)	—	—	(581,085)
Non-current Assets Held for Sale	(589,089)	589,089	—	—	—
Other Financial Liabilities	—	(24,507)	—	—	(24,507)
Subordinated Negotiable Obligations	(31,276)	4,206	—	—	(27,070)
Other Non-financial Liabilities	(820)	820	—	—	—
Others	(33,282)	(85,180)	—	—	(118,462)

Totals	(5,622,406)	(1,750,999)	—	—	(7,373,405)

Net deferred tax liabilities in subsidiaries with net asset position	2,409,555	2,035,426	—	—	4,444,981

Deferred tax liabilities	(3,212,851)	284,427	—	—	(2,928,424)

In addition, the expiration dates of tax loss carryforwards are as follows:

Year of Generation	Amount	Year Due	Deferred Tax Assets
2018	19,733	2023	5,920
2019	143,370	2024	43,011
			48,931